Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
ASSETS
Cash and due from banks	$ 12,579	$ 167,021
Interest-bearing deposits in other banks	36,729	25,560
Cash and Cash Equivalents	49,308	192,581
Securities available for sale, at fair value	18,314	3,599
Securities held to maturity, at cost (fair value of $409,554 at March 31, 2015 and $421,064 at March 31, 2014):	400,561	418,696
Loans receivable	644,559	587,578
Allowance for loan losses	(3,475)	(3,071)
Net Loans	641,084	584,507
Bank owned life insurance	55,858	42,037
Premises and equipment	7,108	7,397
Federal Home Loan Bank of New York stock	6,041	7,889
Interest receivable	3,274	3,281
Other assets	5,376	6,003
Total Assets	1,186,924	1,265,990
Deposits:
Non-interest bearing	12,897	17,101
Interest bearing	686,579	746,811
Total Deposits	699,476	763,912
Advances from Federal Home Loan Bank of New York	107,500	142,500
Advance payments by borrowers for taxes and insurance	6,837	6,127
Stock subscription deposits		154,345
Other liabilities and accrued expenses	5,110	4,969
Total Liabilities	818,923	1,071,853
Commitments and Contingencies
Stockholders' Equity
Preferred stock ($.01 par value), 10,000,000 shares authorized; none issued or outstanding at March 31, 2015; 1,000,000 shares authorized; none issued or outstanding at March 31, 2014
Common stock ($.01 par value), 85,000,000 shares authorized; 27,325,847 issued and outstanding at March 31, 2015; 75,000,000 shares authorized; 30,530,470 issued and 26,528,999 outstanding at March 31, 2014	273	305
Paid-in capital	275,341	136,688
Deferred compensation obligation under Rabbi Trust	273	346
Retained earnings	105,032	104,110
Treasury stock, at cost; 4,001,471 shares at March 31, 2014		(43,250)
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	(12,437)	(3,480)
Accumulated other comprehensive loss	(481)	(315)
Stock held by Rabbi Trust		(267)
Total Stockholders' Equity	368,001	194,137
Total Liabilities and Stockholders' Equity	$ 1,186,924	$ 1,265,990